Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Investment securities available for sale	$ 87,918,000
loans held for-sale	21,922,000
Increase in gain on sale of Mortgage loans held for sale	8,414,000	3,247,000	3,560,000
Residential mortgage loans held-for-sale nonaccrual status	74,884,000	89,656,000
Residential mortgage loans held-for-sale 90 or more days past due	37,551,000	89,487,000
Fair Value of Financial Instruments (Textual) [Abstract]
Fair value transfers between the three categories	0	0
Fair value exceeded the aggregate principal balance Loans held-for-sale	2,100,000
Future default rate	3.60%
Market spreads first pooled security	6.00%
Market spreads second pooled security	10.00%
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	1,300,000
Increase due to change in applicable discount rate for pooled issue	2,200,000
Decrease due to change in applicable discount rate for single issue	407,000
Increase due to change in applicable discount rate for single issue	649,000
Change in fair value discount rate for interest lock commitment	20.00%
Change in fair value of interest rate lock commitments	(236,000)
Change in fair value discount rate for single issue	3.00%
Assumption used in cash flow model	3 years
Number of trust preferred securities	2
Cost of liquidation discount rate based on the net value	10.00%
Commercial hedge loan adjustment to market change	3,500,000	4,500,000
Collateral securities unrecovered	4,800,000	18,700,000
Specific Reserve Change	1,000,000	5,400,000
Total real estate owned measured at fair value	1,900,000	2,300,000
Servicing assets valuation allowance	389,000	429,000
Net loss upon transfer to loans held for sale	5,900,000
Commercial [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Commercial Loan, Sold to Third Party, Value	45,800,000
Commercial Loan, Sold to Third Party, Book Balance	35,100,000
Proceeds from sale of loans	21,900,000
Interest rate swaps [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Discount rate for reflective deferring interest payments	10.00%
Commercial properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Decrease in fair value 0 commercial properties	439,000	260,000
Number of Real Estate Properties	6	2
Residential Properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Number of Real Estate Properties	4
Change in fair value of residential properties	149,000
Bank Properties [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Number of Real Estate Properties	6	5
Change in fair value of 0 bank properties	733,000	406,000
Level 3 [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Pull through percentage based upon historical experience	70.00%
Without specific reserve [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Impaired loans with an aggregate carrying amount	70,800,000	63,300,000
Charge-offs	30,100,000	64,400,000
Specific Reserve [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Impaired loans with an aggregate carrying amount	5,800,000	24,100,000
Charge-offs	2,000,000	20,600,000
Interest rate lock commitments on residential mortgages [Member] | Level 3 [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Investment securities available for sale	847,000
Residential loans held-for-sale [Member]
Fair Value of Financial Instrument (Additional Textual) [Abstract]
Increase in gain on sale of Mortgage loans held for sale	2,100,000
Residential mortgage loans held-for-sale nonaccrual status	0	0
Residential mortgage loans held-for-sale 90 or more days past due	$ 0	$ 0